OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Line Items]
Government authorities	$ 583	$ 325
Employees	35	30
Prepaid expenses	1,677	1,137
Others	209	104
Prepaid Expense and Other Assets, Current	$ 2,504	$ 1,596